Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	$ 5,315
Balance at end of year	3,324	$ 5,315
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	11,627	11,367
Acquisitions	96	52
Removed from service	(37)	(37)
Disposals of businesses	(5,734)
Translation and other, net	(148)	245
Balance at end of year	5,804	11,627
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(6,312)	(5,712)
Removed from service	37	37
Disposals of businesses	3,822
Translation and other, net	111	(169)
Balance at end of year	(2,480)	(6,312)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(109)	(135)
Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(29)	(333)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,646	2,646
Balance at end of year	2,646	2,646
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	11
Balance at end of year	7	11
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	247	254
Acquisitions	3	5
Removed from service	(5)	(15)
Disposals of businesses	(88)
Translation and other, net	(4)	3
Balance at end of year	153	247
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(236)	(237)
Removed from service	5	15
Disposals of businesses	83
Translation and other, net	4	(3)
Balance at end of year	(146)	(236)
Finite useful life trade names finite useful life [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(2)	(6)
Finite useful life trade names finite useful life [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization		(5)
Customer relationships [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,230
Balance at end of year	473	2,230
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	6,353	6,128
Acquisitions	60	40
Removed from service	(16)
Disposals of businesses	(4,698)
Translation and other, net	(104)	185
Balance at end of year	1,595	6,353
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(4,123)	(3,647)
Removed from service	16
Disposals of businesses	2,998
Translation and other, net	74	(109)
Balance at end of year	(1,122)	(4,123)
Customer relationships [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(61)	(70)
Customer relationships [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(26)	(297)
Databases and content [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	170
Balance at end of year	155	170
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	797	776
Acquisitions	32	7
Removed from service	(3)	(1)
Disposals of businesses	(147)
Translation and other, net	(10)	15
Balance at end of year	669	797
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(627)	(574)
Removed from service	3	1
Disposals of businesses	122
Translation and other, net	10	(11)
Balance at end of year	(514)	(627)
Databases and content [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(21)	(35)
Databases and content [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(1)	(8)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	258
Current year amortization	(109)	(135)
Balance at end of year	43	258
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	1,584	1,563
Acquisitions	1
Removed from service	(13)	(21)
Disposals of businesses	(801)
Translation and other, net	(30)	42
Balance at end of year	741	1,584
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(1,326)	(1,254)
Removed from service	13	21
Disposals of businesses	619
Translation and other, net	23	(46)
Balance at end of year	(698)	(1,326)
Other identifiable intangible assets [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(25)	(24)
Other identifiable intangible assets [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	$ (2)	$ (23)